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                                                 Filed Pursuant to Rule 497(e)
                                                 Registration File No.: 33-45450

            SUPPLEMENT DATED JANUARY 18, 2002 TO THE PROSPECTUS OF
                           MORGAN STANLEY GROWTH FUND
                              DATED MAY 29, 2001


The third paragraph of the section of the Prospectus titled "THE FUND-Fund Management" is hereby replaced by the following:

      The Fund's portfolio is managed by the Select Growth team. Current members of the team include William Auslander, a Managing Director of the Sub-Advisor, and Peter Dannenbaum and Jeffrey Alvino, Executive Directors of the Sub-Advisor.